UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549



Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: __3-31-09___
Check here if Amendment [ ]; Amendment Number: ______ This Amendment (Check only one.): [ ] is a restatement. [ ] adds new holdings entries. Institutional Investment Manager Filing this Report:
Name: __Biondo Investment Advisors, LLC____________
 Address: PO Box 909, 540 Routes 6 & 209, Milford, PA  18337

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: _Eugenia S. Pavek___________________________
Title: Chief Compliance Officer_________________
Phone: 570-296-5525_______________________________
Signature, Place, and Date of Signing:
Eugenia S. Pavek
Milford, PA

[Signature]
[City, State]
[Date]
Report Type (Check only one.):



[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0________
Form 13F Information Table Entry Total: 61_____
Form 13F Information Table Value Total: __176,259
(thousands)

Name of Issuer,Title of Class,CUSIP,Valuex1000,Shares/Prn Amt,Sh/Prn,Put/Call,Investment Disc,Other Mgrs,Sole,Shared,None
ALLIANT TECHSYSTEMS INC,CS,18804104,592,"8,850.00",SH,,Sole,,4850,0,4000
AMGEN INC,CS,31162100,"11,661.00","234,832.00",SH,,Sole,,229210,0,5622
APPLE COMPUTER INC,CS,37833100,"7,137.00","67,703.00",SH,,Sole,,61623,0,6080
BERKSHIRE HATHAWAY INC DEL,CS,84670207,"7,419.00","2,626.00",SH,,Sole,,2423,0,203
BLDRS INDEX FDS TR ASIA 50 ADR,ETF,09348R102,410,"22,765.00",SH,,Sole,,22765,0,0
BLDRS INDEX FDS TR EMER MK 50,ETF,09348R300,383,"14,015.00",SH,,Sole,,14015,0,0
BOEING CO,CS,97023105,"3,473.00","97,578.00",SH,,Sole,,85440,0,12138
BP PLC,ADR,55622104,204,"5,090.00",SH,,Sole,,5090,0,0
BUCYRUS INTL INC NEW,CS,118759109,"1,223.00","81,170.00",SH,,Sole,,62800,0,18370
CABLEVISION SYS CORP,CS,12686C109,"1,991.00","154,284.00",SH,,Sole,,154284,0,0
COLGATE PALMOLIVE CO,CS,194162103,"5,145.00","87,245.00",SH,,Sole,,75965,0,11280
CUBIST PHARMACEUTICALS INC,CS,229678107,"3,514.00","215,525.00",SH,,Sole,,192365,0,23160
CVS CORP,CS,126650100,"3,530.00","128,931.00",SH,,Sole,,114335,0,14596
DRESSER-RAND GROUP INC,CS,261608103,"3,556.00","160,871.00",SH,,Sole,,139595,0,21276
EXXON MOBIL CORP,CS,30231G102,"1,895.00","27,742.00",SH,,Sole,,27742,0,0
FORD MTR CO DEL,CS,345370860,"1,977.00","751,625.00",SH,,Sole,,751625,0,0
FOSTER WHEELER AG,CS,H27178104,"1,811.00","103,799.00",SH,,Sole,,84405,0,19394
GARMIN LTD,CS,G37260109,745,"35,280.00",SH,,Sole,,35280,0,0
GENERAL MLS INC,CS,370334104,274,"5,500.00",SH,,Sole,,0,0,5500
GENZYME CORP,CS,372917104,"6,730.00","113,653.00",SH,,Sole,,101815,0,11838
GOLDMAN SACHS GROUP INC,CS,38141G104,"2,646.00","24,875.00",SH,,Sole,,24625,0,250
GOOGLE INC,CS,38259P508,"4,715.00","13,598.00",SH,,Sole,,11555,0,2043
HALLIBURTON CO,CS,406216101,199,"12,900.00",SH,,Sole,,12900,0,0
HANSEN MEDICAL INC,CS,411307101,105,"27,550.00",SH,,Sole,,27550,0,0
IDEXX LABS INC,CS,45168D104,"7,302.00","211,325.00",SH,,Sole,,209600,0,1725
ILLUMINA INC,CS,452327109,882,"23,573.00",SH,,Sole,,23225,0,348
INTUITIVE SURGICAL INC,CS,46120E602,"12,360.00","129,557.00",SH,,Sole,,122828,0,6729
ISHARES TR MSCI EAFE IDX,ETF,464287465,365,"9,720.00",SH,,Sole,,9720,0,0
J P MORGAN CHASE AND CO,CS,46625H100,"13,942.00","524,200.00",SH,,Sole,,498366,0,25834
JOHNSON AND JOHNSON,CS,478160104,664,"12,575.00",SH,,Sole,,12575,0,0
LAS VEGAS SANDS CORP,CS,517834107,186,"66,826.00",SH,,Sole,,50550,0,15638
MASTERCARD INC,CS,57636Q104,"4,866.00","29,089.00",SH,,Sole,,26350,0,2739
MEDTRONIC INC,CS,585055106,"2,167.00","73,705.00",SH,,Sole,,73205,0,500
MICROSOFT CORP,CS,594918104,"4,583.00","249,126.00",SH,,Sole,,212155,0,36971
MONSANTO CO NEW,CS,61166W101,"4,070.00","49,264.00",SH,,Sole,,45965,0,3299
MURPHY OIL CORP,CS,626717102,"3,062.00","68,760.00",SH,,Sole,,57680,0,11080
NBT BANCORP INC,CS,628778102,374,"17,296.00",SH,,Sole,,17296,0,0
NOVELLUS SYS INC,CS,670008101,166,"10,000.00",SH,,Sole,,10000,0,0
NUVASIVE INC,CS,670704105,"4,748.00","151,262.00",SH,,Sole,,139890,0,11372
ONYX PHARMACEUTICALS INC,CS,683399109,"2,362.00","82,812.00",SH,,Sole,,68250,0,14562
PEPSICO INC,CS,713448108,"3,444.00","66,955.00",SH,,Sole,,56741,0,10214
PETROLEO BRASILEIRO SA PETRO,ADR,71654V408,"1,140.00","37,395.00",SH,,Sole,,37395,0,0
PHILIP MORRIS INTL INC,CS,718172109,"2,407.00","67,771.00",SH,,Sole,,67075,0,696
PNC FINL SVCS GROUP INC,CS,693475105,205,"7,000.00",SH,,Sole,,7000,0,0
POWERSHARES ETF TRUST GOLDEN D,ETF,73935X401,401,"27,070.00",SH,,Sole,,27070,0,0
PROCTER AND GAMBLE CO,CS,742718109,704,"14,882.00",SH,,Sole,,14882,0,0
PROSHARES TR ULTRA FINL PRO,ETF,74347R743,714,"273,350.00",SH,,Sole,,267350,0,6000
QUALCOMM INC,CS,747525103,"7,501.00","191,979.00",SH,,Sole,,173435,0,18544
RANGE RES CORP,CS,75281A109,"5,407.00","132,160.00",SH,,Sole,,120255,0,11905
RESEARCH IN MOTION LTD,CS,760975102,"1,076.00","25,005.00",SH,,Sole,,20715,0,4290
SCHLUMBERGER LTD,CS,806857108,"2,429.00","60,007.00",SH,,Sole,,48685,0,11322
SIRIUS XM RADIO INC,CS,82967N108,5,"12,500.00",SH,,Sole,,12500,0,0
SMUCKER J M CO,CS,832696405,"2,338.00","62,347.00",SH,,Sole,,51825,0,10522
STRYKER CORP,CS,863667101,"3,798.00","111,339.00",SH,,Sole,,102500,0,8839
SUNPOWER CORP,CS,867652109,"3,801.00","159,110.00",SH,,Sole,,141690,0,17420
UCBH HOLDINGS INC,CS,90262T308,894,"582,325.00",SH,,Sole,,577825,0,4500
UNITED THERAPEUTICS CORP DEL,CS,91307C102,"2,618.00","39,626.00",SH,,Sole,,32470,0,7156
WAL MART STORES INC,CS,931142103,"3,145.00","60,825.00",SH,,Sole,,50315,0,10510
WELLS FARGO AND CO NEW,CS,949746101,578,"40,709.00",SH,,Sole,,38809,0,1900
XTO ENERGY INC,CS,98385X106,220,"7,150.00",SH,,Sole,,7150,0,0
REPORT SUMMARY: 61 DATA RECORDS,,,"176,259.00",0,0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED.,,,,0,0,0